Trade and other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	£ 7,750	£ 5,444
Accrued expenses	6,708	7,354
Amounts due to related parties		1,900
Social security and other taxes	1,112	879
Outstanding defined contribution pension costs	375	8
Total trade and other current payables	15,945	15,585
Deferred fees and charges	£ 3,649	£ 3,991